Document And Entity Information	6 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2015
Trading Symbol	AYTU
Entity Registrant Name	AYTU BIOSCIENCE, INC
Entity Central Index Key	0001385818
Entity Filer Category	Smaller Reporting Company
Amendment Description	This Amendment No. 1 to Registration Statement on Form S-1 contains the registrant’s financial statements in XBRL format, which were also included in the registrant’s Form 10-K for the year ended June 30, 2015 and its Form 10-Q for the quarter ended December 31, 2015. The financial statements for the quarter ended December 31, 2015 have been amended to include new information in Footnote 12 “Subsequent Events”.